Investments in Affiliates - Financial Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Balance sheet data:
Current assets	$ 168,770	$ 212,066	$ 148,069
Noncurrent assets	74,572	109,868	84,622
Current liabilities	57,998	131,622	86,051
Noncurrent liabilities	21,203	16,529	14,951
Income statement data:
Revenues	444,871	449,599	329,932
Gross profit	98,418	118,658	67,545
Operating income	57,934	76,520	39,191
Net income	$ 43,990	$ 54,856	$ 29,768